FLOW THROUGH PREMIUM LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Flow Through Premium Liability [Abstract]
Flow-through premium liability	$ 89,775
Exploration expenses under flow through share financing	3,354,300
Qualifying Canadian exploration expenses incurred	3,009,300
Flow-through premium recovery	$ 767,435